CONSOLIDATE STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Line Items]
Net income (loss) for the year	R$ (2,814,742)	R$ 319,814	R$ 1,820,994
Items that will not be reclassified to profit or loss
Tax effect of the above items	(1,216)
Subsidiary effect	2,749
Tax effect of the subsidiary effect	(935)
Actuarial gain (loss)	(147,640)	(69,305)	4,173
Tax effect on actuarial liabilities	50,198	23,564	(1,419)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(2,908,010)	274,073	1,823,748
Items that may be subsequently reclassified to profit or loss
Exchange variation on conversion of financial statements and on foreign investments	45,819	137,546	38,006
Total comprehensive income (loss)	(2,862,191)	411,619	1,861,754
Attributable to
Controlling shareholders'	(2,864,967)	411,498	R$ 1,861,754
Non-controlling interest	2,776	R$ 121
CelluForce Inc.
Items that will not be reclassified to profit or loss
Exchange rate variation and fair value on financial assets measured at fair value through of comprehensive income	1,667
Ensyn Corporation
Items that will not be reclassified to profit or loss
Exchange rate variation and fair value on financial assets measured at fair value through of comprehensive income	3,153
Spinnova Oy
Items that will not be reclassified to profit or loss
Exchange rate variation and fair value on financial assets measured at fair value through of comprehensive income	R$ (1,244)